Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Use of estimates

Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions. The amounts recorded in the consolidated financial statements may be affected by those estimates and assumptions. Actual results may vary from those estimates. Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses, the measurement of fair value of foreclosed real estate, deferred taxes, impairment testing of goodwill, projected pension and post-retirement obligations and fair value measurements.

Cash and cash equivalents		Cash and cash equivalents For purposes of the consolidated statements of cash flows, cash and cash equivalents include cash and balances due from banks, all of which mature within ninety days.
Interest-bearing deposits in banks		Interest-bearing deposits in banks Interest-bearing deposits in banks are carried at cost, which mature within one year, and include deposits with the Federal Reserve Bank of Richmond.
Securities

Securities

Investments in debt and equity securities with readily determinable fair values are classified as either held to maturity, available-for-sale, or trading, based on management’s intent. Currently, all of the Company’s investment securities are classified as available-for-sale. Securities available-for-sale are carried at estimated fair value with the corresponding unrealized gains and losses excluded from earnings and reported in other comprehensive income. A gain or loss is recognized in earnings on the settlement date based on the amortized cost of the specific security sold. Purchase premiums and discounts are recognized in interest income via amortization or accretion, respectively, using the interest method over the terms of the securities.

Impairment of securities occurs when the fair value of a security is less than its amortized cost. For debt securities, impairment is considered other-than-temporary and recognized in its entirety in net income if (i) there is evidence of credit related impairment; (ii) the Company intends to sell the security or (iii) it is more-likely-than-not that the Company will be required to sell the security before recovery of its amortized cost basis. If, however, the Company does not intend to sell the security and it is not more-likely-than-not that it will be required to sell the security before recovery, the Company must determine what portion of the impairment is attributable to a credit loss, which occurs when the amortized cost basis of the security exceeds the present value of the cash flows expected to be collected from the security. If there is a credit loss, the loss must be recognized in net income and the remaining portion of impairment must be recognized in other comprehensive income. For equity securities, impairment is considered to be other-than-temporary based on the Company’s ability and intent to hold the investment until a recovery of fair value. Other-than-temporary impairment of an equity security results in a write-down that must be included in net income. The Company regularly reviews each investment security for other-than-temporary impairment based on criteria that include the extent to which cost exceeds market price, the duration of that market decline, the financial health of and specific prospects for the issuer, the Company’s best estimate of the present value of cash flows expected to be collected from debt securities, the Company’s intention with regard to holding the security to maturity and the likelihood that it would be required to sell the security before recovery.

Securities sold under repurchase agreements

Securities sold under repurchase agreements

Securities sold under repurchase agreements, which are classified as secured borrowings, generally mature within one year from the transaction date. Securities sold under repurchase agreements are reflected at the amount of cash received in connection with the transaction. The Company is required to provide collateral based on the value of the underlying cash.

Loans

Loans

The Company grants mortgage loans on real estate, commercial and industrial loans and consumer and other loans to customers. A substantial portion of the loan portfolio is represented by mortgage loans on real estate. The ability of the Company’s debtors to honor their contracts is dependent upon the real estate and general economic conditions in the Company’s market areas.

Loans are reported at their recorded investment, which is the outstanding principal balance net of any unearned income, such as deferred fees and costs, and charge-offs. Interest on loans is recognized over the term of the loan and is calculated using the interest method on principal amounts outstanding. Loan origination fees and certain direct origination costs are deferred and recognized as an adjustment of the related loan yield over the contractual term of the loan, adjusted for early pay-offs, where applicable.

The accrual of interest is generally discontinued at the time a loan is 90 days or more past due, or earlier, if collection is uncertain based on an evaluation of the net realizable value of the collateral and the financial strength of the borrower. Payments received for loans no longer accruing interest are applied to the unpaid principal balance. Loans greater than 90 days past due may remain on accrual status if the credit is well-secured and in process of collection. Personal loans are typically charged off no later than 180 days past due. Past due status is based on the contractual terms of the loan. In all cases, loans are charged off at an earlier date if collection of principal or interest is considered doubtful. Nonaccrual and past due policies are materially the same for all types of loans.

All interest accrued but not collected for loans that are placed on non-accrual or charged off are reversed against interest income. Any subsequent interest received on these loans is accounted for on the cash basis or cost recovery method until qualifying for return to accrual. Generally, a loan is returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured, or it becomes well secured and in the process of collection.

Loans

The Company grants mortgage loans on real estate; commercial and industrial loans; and consumer and other loans to customers. A substantial portion of the loan portfolio is represented by mortgage loans on real estate. The ability of the Company’s debtors to honor their contracts is dependent upon the real estate and general economic conditions in the Company’s market areas.

Loans are reported at their recorded investment, which is the outstanding principal balance net of any unearned income, such as deferred fees and costs, and charge-offs. Interest on loans is recognized over the term of the loan and is calculated using the interest method on principal amounts outstanding. Loan origination fees and certain direct origination costs are deferred and recognized as an adjustment of the related loan yield over the contractual term of the loan, adjusted for early pay-offs, where applicable.

The accrual of interest is generally discontinued at the time a loan is 90 days or more past due, or earlier, if collection is uncertain based on an evaluation of the net realizable value of the collateral and the financial strength of the borrower. Payments received for loans no longer accruing interest are applied to the unpaid principal balance. Loans greater than 90 days past due may remain on accrual status if the credit is well-secured and in process of collection. Credit card loans and other personal loans are typically charged off no later than 180 days past due. Past due status is based on the contractual terms of the loan. In all cases, loans are charged off at an earlier date if collection of principal or interest is considered doubtful. Nonaccrual and past due policies are materially the same for all types of loans.

All interest accrued but not collected for loans that are placed on non-accrual or charged off are reversed against interest income. Any interest received on these loans is accounted for on the cash basis or cost recovery method until qualifying for return to accrual. Generally, a loan is returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured, or it becomes well secured and in the process of collection.

Troubled debt restructuring ("TDR")

Troubled debt restructuring (“TDR”)

In some situations, for economic or legal reasons related to a borrower’s financial condition, management may grant a concession to a borrower that it would not otherwise consider. In cases where borrowers are granted new terms that provide for a reduction of either interest or principal, the related loan is classified as a troubled debt restructuring. Management strives to identify borrowers in financial difficulty early and work with them to modify their loan to more affordable terms before their loan reaches nonaccrual status. These modified terms may include rate reductions, principal forgiveness, payment forbearance and other actions intended to minimize the economic loss and to avoid foreclosure or repossession of the collateral. Management measures all TDRs for impairment as noted below for impaired loans.

Allowance for loan losses ("ALL")

Allowance for loan losses (“ALL”)

The ALL reflects management’s judgment of probable loan losses inherent in the portfolio at the balance sheet date. Management uses a disciplined process and methodology to establish the ALL each quarter. To determine the total ALL, the Company estimates the reserves needed for each homogenous segment of the portfolio, plus any loans analyzed individually for impairment. Depending on the nature of each segment, considerations include historical loss experience, adverse situations that may affect a borrower’s ability to repay, credit scores, past due history, estimated value of any underlying collateral, prevailing local and national economic conditions, and internal policies and procedures including credit risk management and underwriting. This evaluation is inherently subjective, as it requires estimates that are susceptible to significant revision as conditions change.

Management employs a risk rating system to evaluate and consistently categorize loan portfolio credit risk. Loans assigned risk rating grades include all commercial loans not secured by real estate, commercial mortgages, residential mortgages greater than $1 million, smaller residential mortgages which are impaired, loans to real estate developers and contractors, consumer loans greater than $250 thousand with chronic delinquency, and troubled debt restructures (“TDRs”). The grading analysis estimates the capability of the borrower to repay the contractual obligations of the loan agreements as scheduled. Risk grades are evaluated as new information becomes available for each borrowing relationship or at least quarterly. All other loans not specifically assigned a risk rating grade are monitored as a discrete pool of loans generally based on delinquency status. Risk rating categories are as follows:

Pass—Borrower is strong or sound and collateral securing the loan, if any, is adequate.

Watch—Borrower exhibits some signs of financial stress but is generally believed to be a satisfactory customer and collateral, if any, may be in excess of 90% of the loan balance.

Special Mention—Adverse trends in the borrower’s financial position are evident and warrant management’s close attention. Any collateral may not be fully adequate to secure the loan balance.

Substandard—A loan in this category has a well-defined weakness in the primary repayment source that jeopardizes the timely collection of the debt. There is a distinct possibility that a loss may result if the weakness is not corrected.

Doubtful—Default has already occurred and it is likely that foreclosure or repossession procedures have begun or will begin in the near future. Weaknesses make collection or liquidation in full, based on currently existing information, highly questionable and improbable.

Loss—Uncollectible and of such little value that continuance as a bankable asset is not warranted.

The ALL consists of specific, general, and unallocated components. The specific component is determined by identifying impaired loans (as described below) then evaluating each one to calculate the amount of impairment. Impaired loans measured for impairment generally include: (1) non-accruing Special mention, Substandard and Doubtful loans in excess of $250,000; (2) Substandard and Doubtful loans in excess of $500,000; (3) Special Mention loans in excess of $500,000 if any of the loans in the relationship are more than 30 days past due or if the borrower has filed for bankruptcy; and (4) all TDRs. A specific allowance arises when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan. The general component collectively evaluates smaller commercial loans, residential mortgages and consumer loans, grouped into segments and classes. Historical loss experience is calculated and applied to each segment or class, then adjusted for qualitative factors. Qualitative factors include changes in local and national economic indicators, such as unemployment rates, interest rates, gross domestic product growth and real estate market trends; the level of past due and nonaccrual loans; risk ratings on individual loans; strength of credit policies and procedures; loan officer experience; borrower credit scores; and other intrinsic risks related to the types and geographic locations of loans. These qualitative adjustments reflect management’s judgment of risks inherent in the segments. An unallocated component is maintained if needed to cover uncertainties that could affect management’s estimate of probable losses. The unallocated component of the allowance reflects the margin of imprecision inherent in the underlying assumptions used in the methodologies for estimating specific and general losses in the portfolio. Changes in the allowance for loan losses and the related provision expense can materially affect net income.

The specific component of the ALL calculation accounts for the loan loss reserve necessary on impaired loans. A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not considered impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed. Accrual of interest may or may not be discontinued for any given impaired loan. Impairment is measured by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price, or the fair value of the collateral if the loan is collateral dependent. Because large groups of smaller balance homogeneous loans are collectively evaluated for impairment, the Company does not generally separately identify smaller balance individual consumer and residential loans for impairment disclosures, unless such loans are the subject of a troubled debt restructuring agreement.

The general component of the ALL calculation collectively evaluates groups of loans in segments or classes, as noted above. The segments are: (1) Mortgage loans on real estate; (2) Commercial and industrial loans; and (3) Consumer and other loans. The segment for Mortgage loans on real estate is disaggregated into the following classes: (1) Construction, land and land development; (2) Farmland; (3) Residential first mortgages; (4) Residential revolving and junior mortgages; (5) Commercial mortgages (non-owner-occupied); and (6) Commercial mortgages (owner-occupied). Loans in segment 1 are secured by real estate. Loans in segments 2 and 3 are secured by other types of collateral or are unsecured. A given segment or class may not reflect the purpose of a loan. For example, a business owner may provide his residence as collateral for a loan to his company, in which case the loan would be grouped in a residential mortgage class. Historical loss factors are calculated for the prior 20 quarters by segment and class, and then applied to the current balances in each segment and class. Finally, qualitative factors are applied to each segment and class.

Construction and development loans carry risks that the project will not be finished according to schedule or according to budget and the value of the collateral, at any point in time, may be less than the principal amount of the loan. These loans also bear the risk that the general contractor may face financial pressure unrelated to the project. Loans secured by land, farmland and residential mortgages carry the risk of continued credit-worthiness of the borrower and changes in value of the underlying real estate collateral. Commercial mortgages and commercial and industrial loans carry risks associated with the profitable operation of a business and its related cash flows. Additionally, commercial and industrial loans carry risks associated with the value of collateral other than real estate which may depreciate over time. Consumer loans carry risks associated with the continuing credit-worthiness of the borrower and are more likely than real estate loans to be adversely affected by divorce, unemployment, personal illness or bankruptcy of an individual. Consumer loans secured by automobiles carry risks associated with rapidly depreciating collateral. Consumer loans have historically included credit cards, which are unsecured. The credit card portfolio was sold to an unaffiliated third party in the third quarter of 2016.

The summation of the specific, general and unallocated components results in the total estimated ALL. Management may also include an unallocated component to cover uncertainties in the level of probable losses. This estimate is inherently subjective and actual losses could be greater or less than the estimates.

Additions to the ALL are made by charges to earnings through the provision for loan losses. Charge-offs result from credit exposures deemed to be uncollectible and the ALL is reduced by these. Recoveries of previously charged off amounts are credited back to the ALL. Charge-off policies are materially the same for all types of loans.

Allowance for loan losses (“ALL”)

The ALL reflects management’s judgment of probable loan losses inherent in the portfolio at the balance sheet date. Management uses a disciplined process and methodology to establish the ALL each quarter. To determine the total ALL, the Company estimates the reserves needed for each homogenous segment of the portfolio, plus any loans analyzed individually for impairment. Considerations include historical experience, the nature and volume of the loan portfolio, adverse situations that may affect a borrower’s ability to repay, estimated value of any underlying collateral, prevailing local and national economic conditions, and internal policies and procedures including credit risk management and underwriting. This evaluation is inherently subjective, as it requires estimates that are susceptible to significant revision as conditions change.

Management employs a risk rating system to evaluate and consistently categorize loan portfolio credit risk. Loans assigned risk rating grades include all commercial loans not secured by real estate, commercial mortgages, residential mortgages greater than $1 million, smaller residential mortgages which are impaired, loans to real estate developers and contractors, consumer loans greater than $250 thousand with chronic delinquency, and troubled debt restructures. The grading analysis estimates the capability of the borrower to repay the contractual obligations of the loan agreements as scheduled. Risk grades are evaluated as new information becomes available for each borrowing relationship or at least quarterly. All other loans not specifically assigned a risk rating grade are monitored as a discrete pool of loans generally based on delinquency status. Risk rating categories are as follows:

Pass – Borrower is strong or sound and collateral securing the loan, if any, is adequate.

Watch – Borrower exhibits some signs of financial stress but is generally believed to be a satisfactory customer and collateral, if any, may be in excess of 90% of the loan balance.

Special Mention – Adverse trends in the borrower’s financial position are evident and warrant management’s close attention. Any collateral may not be fully adequate to secure the loan balance.

Substandard – A loan in this category has a well-defined weakness in the primary repayment source that jeopardizes the timely collection of the debt. There is a distinct possibility that a loss may result if the weakness is not corrected.

Doubtful – Default has already occurred and it is likely that foreclosure or repossession procedures have begun or will begin in the near future. Weaknesses make collection or liquidation in full, based on currently existing information, highly questionable and improbable.

Loss – Uncollectible and of such little value that continuance as a bankable asset is not warranted.

The ALL consists of specific, general, and unallocated components. The specific component is determined by identifying impaired loans (as described below) then evaluating each one to calculate the amount of impairment. Impaired loans measured for impairment generally include: (1) non-accruing Special mention, Substandard and Doubtful loans in excess of $250,000; (2) Substandard and Doubtful loans in excess of $500,000; (3) Special Mention loans in excess of $500,000 if any of the loans in the relationship are more than 30 days past due or if the borrower has filed for bankruptcy; and (4) all TDRs. A specific allowance arises when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan. The general component collectively evaluates smaller commercial loans, residential mortgages and consumer loans, grouped into segments and classes. Historical loss experience is calculated and applied to each segment or class, then adjusted for qualitative factors. Qualitative factors include changes in the local and national economic outlook, including unemployment, interest rates, inflation rates and real estate trends; the level and trend of past due and nonaccrual loans; strength of policies and procedures; and oversight of credit risk and quality of underwriting. These qualitative adjustments reflect management’s judgment of risks inherent in the segments. An unallocated component is maintained if needed to cover uncertainties that could affect management’s estimate of probable losses. The unallocated component of the allowance reflects the margin of imprecision inherent in the underlying assumptions used in the methodologies for estimating specific and general losses in the portfolio. Changes in the allowance for loan losses and the related provision expense can materially affect net income.

The specific component of the ALL calculation accounts for the loan loss reserve necessary on impaired loans. A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not considered impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed. Accrual of interest may or may not be discontinued for any given impaired loan. Impairment is measured by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price, or the fair value of the collateral if the loan is collateral dependent. Because large groups of smaller balance homogeneous loans are collectively evaluated for impairment, the Company does not generally separately identify smaller balance individual consumer and residential loans for impairment disclosures, unless such loans are the subject of a troubled debt restructuring agreement.

The general component of the ALL calculation collectively evaluates groups of loans in segments or classes, as noted above. The segments are: (1) Mortgage loans on real estate; (2) Commercial and industrial loans; and (3) Consumer and other loans. The segment for Mortgage loans on real estate is disaggregated into the following classes: (1) Construction, land and land development; (2) Farmland; (3) Residential first mortgages; (4) Residential revolving and junior mortgages; (5) Commercial mortgages (non-owner-occupied); and (6) Commercial mortgages (owner-occupied). Loans in segment 1 are secured by real estate. Loans in segments 2 and 3 are secured by other types of collateral or are unsecured. A given segment or class may not reflect the purpose of a loan. For example, a business owner may provide his residence as collateral for a loan to his company, in which case the loan would be grouped in a residential mortgage class. Historical loss factors are calculated for the prior 19 quarters by segment and class, and then applied to the current balances in each segment and class. Finally, qualitative factors are applied to each segment and class.

Construction and development loans carry risks that the project will not be finished according to schedule or according to budget and the value of the collateral, at any point in time, may be less than the principal amount of the loan. These loans also bear the risk that the general contractor may face financial pressure unrelated to the project. Loans secured by land, farmland and residential mortgages carry the risk of continued credit-worthiness of the borrower and changes in value of the underlying real estate collateral. Commercial mortgages and commercial and industrial loans carry risks associated with the profitable operation of a business and its related cash flows. Additionally, commercial and industrial loans carry risks associated with the value of collateral other than real estate which may depreciate over time. Consumer loans carry risks associated with the continuing credit-worthiness of the borrower and are more likely than real estate loans to be adversely affected by divorce, unemployment, personal illness or bankruptcy of an individual. Consumer loans secured by automobiles carry risks associated with rapidly depreciating collateral. Consumer loans include credit cards, which are unsecured.

The summation of the specific, general and unallocated components results in the total estimated ALL. Management may also include an unallocated component to cover uncertainties in the level of probable losses. This estimate is inherently subjective and actual losses could be greater or less than the estimates.

Additions to the ALL are made by charges to earnings through the provision for loan losses. Charge-offs result from credit exposures deemed to be uncollectible and the ALL is reduced by these. Recoveries of previously charged off amounts are credited back to the ALL. Charge-off policies are materially the same for all types of loans.

Mortgage servicing rights ("MSRs

Mortgage servicing rights (“MSRs”)

MSRs are included on the consolidated balance sheet and recorded at fair value on an ongoing basis. Changes in the fair value of the MSRs are recorded in the results of operations. A fair value analysis of MSRs is performed on a quarterly basis.

Mortgage servicing rights (“MSRs”)

MSRs are included on the consolidated balance sheet and recorded at fair value on an ongoing basis. Changes in the fair value of the MSRs are recorded in the results of operations. A fair value analysis of MSRs is performed on a quarterly basis.

Premises and equipment, net

Premises and equipment, net

Land is carried at cost. Premises and equipment are carried at cost less accumulated depreciation. Depreciation is computed by the straight-line method over the estimated useful lives of the premises and equipment. Estimated useful lives range from 10-40 years for buildings, and from 3-10 years for furniture, fixtures and equipment. Maintenance and repairs are charged to expense as incurred, and major improvements are capitalized.

Other real estate owned, net

Other real estate owned, net

Real estate properties acquired through, or in lieu of, loan foreclosure are marketed for sale and are initially recorded at the lesser of the fair value on the date of foreclosure less estimated selling costs or carrying value of the loan. After acquisition, management acquires new valuations at least every two years. Revenue and expenses related to the operation or maintenance of foreclosed properties are included in expenses from foreclosed assets and changes in the valuation allowance are included in other real estate gains (losses).

Goodwill

Goodwill

Goodwill is related to unidentifiable intangible assets arising from the acquisition of five branches during the years 1994 through 2000. Goodwill is tested annually for impairment. If impairment exists, the amount of impairment would result in a charge to expense.

Income taxes

Income taxes

Deferred income tax assets and liabilities are determined using the liability (or balance sheet) method. Under this method, the net deferred tax asset or liability is determined based on the tax effects of the temporary differences between the book and tax bases of the various balance sheet assets and liabilities and gives current recognition to changes in tax rates and laws.

When tax returns are filed, it is highly certain that some positions taken would be sustained upon examination by the taxing authorities, while others are subject to uncertainty about the merits of the position taken or the amount of the position that would ultimately be sustained. The benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, management believes it is more likely than not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. Tax positions taken are not offset or aggregated with other positions. Tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of tax benefit that is more than 50 percent likely to be realized upon settlement with the applicable taxing authority. The portion of the benefits associated with tax positions taken that exceeds the amount measured as described above is reflected as a liability for unrecognized tax benefits in the accompanying balance sheets along with any associated interest and penalties that would be payable to the taxing authorities upon examination. Interest and penalties, if any, associated with unrecognized tax benefits are classified as additional income taxes in the statements of income.

The Company evaluates its deferred tax assets quarterly to determine if those assets will be recovered and if a valuation allowance is needed. At December 31, 2015, the Company determined no valuation allowance related to its deferred tax assets was necessary.

Pension benefits

Pension benefits

The Company has a non-contributory cash balance benefit pension plan which was frozen in 2012. The plan covers employees who had become vested in the plan by the date it was frozen. The balances for those employees in the plan receive interest credits.

Postretirement benefits		Postretirement benefits The Company provides certain health care benefits for all retired employees who meet eligibility requirements.
Trust assets and income

Trust assets and income

Customer assets held by the Trust Company, other than cash on deposit at the Bank, are not included in these financial statements, since such items are not assets of the Bank or the Trust Company. Trust fees are recorded on the accrual basis.

Earnings per share

Earnings per share

Basic earnings per share represent income available to common shareholders divided by the weighted-average number of common shares outstanding during the period. Diluted earnings per share reflect additional common shares that would have been outstanding if dilutive potential common shares had been issued. Potential common shares that may be issued by the Company relate solely to outstanding stock options. Refer to Note 19.

Off-balance-sheet financial instruments

Off-balance-sheet financial instruments

In the ordinary course of business, the Company enters into off-balance-sheet financial agreements such as home equity lines of credit, overdraft protection lines of credit, unsecured lines of credit, commitments under credit card arrangements, construction loan commitments and standby letters of credit. Such financial instruments are recorded in the financial statements when they are funded or related fees are incurred or received.

Significant group concentration of credit risk

Significant group concentration of credit risk

Most of the Company’s business activity is with customers located in the Virginia counties of Lancaster, Northumberland, Richmond, Westmoreland, Middlesex, Chesterfield and Henrico. The Company makes residential, commercial and consumer loans and a significant amount of the loan portfolio is comprised of real estate mortgage loans, which are secured primarily by single-family residences. The adequacy of collateral on real estate mortgage loans is highly dependent on changes in real estate values.

Advertising		Advertising Advertising costs are expensed as incurred and totaled $213 thousand and $237 thousand for the years ended December 31, 2015 and 2014, respectively.
Comprehensive income

Comprehensive income

Comprehensive income consists of net income and other comprehensive income. Other comprehensive income includes unrealized gains or losses on securities available-for-sale and changes in the actuarial gain or loss of the pension and postretirement plans. The cumulative position of the items in comprehensive income resides in shareholders’ equity as accumulated other comprehensive income. Refer to Note 24.

Fair value of financial instruments

Fair value of financial instruments

Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully disclosed in Note 21. Fair value estimates involve uncertainties and matters of significant judgment. Changes in assumptions or in market conditions could significantly affect the estimates.

Transfers of financial assets

Transfers of financial assets

Transfers of financial assets are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when: (1) the assets have been isolated from the Company – put presumptively beyond reach of the transferor and its creditors, even in bankruptcy or other receivership; (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets; and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity or the ability to unilaterally cause the holder to return specific assets.

Stock-based compensation plans

Stock-based compensation plans

Authoritative accounting guidance requires companies to recognize the cost of employee services received in exchange for awards of equity instruments, such as stock options and restricted stock, based on the fair value of those awards at the date of grant. This cost is recognized over the vesting period of the respective awards.

Recent Accounting Pronouncements

Recent Accounting Pronouncements.

In January 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2016-01, Financial Instruments – Overall (Subtopic 825-10) which requires equity investments, other than those accounted for using the equity method, to be measured at fair value through earnings. There will no longer be an available-for-sale classification measured (changes in fair value reported in other comprehensive income) for equity securities with readily determinable fair values. The cost method is also eliminated for equity instruments without a readily determinable fair value. For these investments, companies can elect to record the investment at cost, less impairment, plus or minus subsequent adjustments for observable price changes. This election only applies to equity investments that do not qualify for the net asset value practical expedient. Public companies will be required to use the exit price when measuring the fair value of financial instruments measured at amortized cost for disclosure purposes. In addition, the ASU requires financial assets and financial liabilities to be presented separately in the notes to the financial statements, grouped by measurement category and form of financial asset. The classification and measurement guidance is effective for periods beginning after December 15, 2017. The Company is evaluating the impact that ASU 2016-01 will have on its consolidated financial statements.

In April 2015, the FASB issued ASU 2015-03, Interest – Imputation of Interest (Subtopic 835-30) which requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction of the carrying amount of that debt liability, consistent with debt discounts. The recognition and measurement guidance for debt issuance costs are not affected by the amendments. ASU 2015-03 is effective for periods beginning after December 15, 2015. The Company has adopted the guidance during the second quarter of 2015 and it did not have a material impact on the Company’s consolidated financial statements.

In February 2015, the FASB issued ASU No. 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis. The amendments modify the evaluation reporting organizations must perform to determine if certain legal entities should be consolidated as variable interest entities (“VIEs”). Specifically, the amendments: (1) modify the evaluation of whether limited partnerships and similar legal entities are VIEs or voting interest entities; (2) eliminate the presumption that a general partner should consolidate a limited partnership; (3) affect the consolidation analysis of reporting entities that are involved with VIEs, particularly those that have fee arrangements and related party relationships; and (4) provide a scope exception from consolidation guidance for reporting entities with interests in legal entities that are required to comply with or operate in accordance with requirements that are similar to those in Rule 2a-7 of the Investment Company Act of 1940 for registered money market funds. ASU No. 2015-02 is effective for interim and annual reporting periods beginning after December 15, 2015. ASU No. 2015-02 is not expected to have a material impact on the Company’s consolidated financial statements.

In January 2015, the FASB issued ASU 2015-01, Income Statement – Extraordinary and Unusual Items. ASU 2015-01 eliminates the concept of extraordinary items. However, the presentation and disclosure requirements for items that are either unusual in nature or infrequent in occurrence remain and will be expanded to include items that are both unusual in nature and infrequent in occurrence. ASU 2015-01 is effective for periods beginning after December 15, 2015. ASU 2015-01 is not expected to have a material impact on the Company’s consolidated financial statements.

In June 2014, the FASB issued ASU 2014-11, Transfers and Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. This ASU aligns the accounting for repurchase-to-maturity transactions and repurchase agreements executed as a repurchase financing with the accounting for other typical repurchase agreements. The new guidance eliminates sale accounting for repurchase-to-maturity transactions and supercedes the guidance under which a transfer of a financial asset and a contemporaneous repurchase financing could be accounted for on a combined basis as a forward agreement. The amendments in the ASU also require a new disclosure for transactions economically similar to repurchase agreements in which the transferor retains substantially all of the exposure to the economic return on the transferred financial assets throughout the term of the transaction. Additional disclosures will be required for the nature of collateral pledged in repurchase agreements and similar transactions accounted for as secured borrowings. The amendments in this ASU are effective for the first interim or annual period beginning after December 15, 2014. However, the disclosure for transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and interim periods beginning after March 15, 2015. Early adoption is not permitted. The adoption of the new guidance did not have a material impact on the Company’s consolidated financial statements.

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606). The amendments in this ASU modify the guidance companies use to recognize revenue from contracts with customers for transfers of goods or services and transfers of nonfinancial assets, unless those contracts are within the scope of other standards. The ASU requires that entities apply a specific method to recognize revenue reflecting the consideration expected from customers in exchange for the transfer of goods and services. The guidance also requires new qualitative and quantitative disclosures, including information about contract balances and performance obligations. Entities are also required to disclose significant judgments and changes in judgments for determining the satisfaction of performance obligations. Most revenue associated with financial instruments, including interest and loan origination fees, is outside the scope of the guidance. ASU 2014-09 is effective for annual reporting periods beginning after December 15, 2017. The Company is evaluating the impact that ASU 2014-09 will have on its consolidated financial statements.

In January 2014, the FASB issued ASU 2014-04, Receivables – Troubled Debt Restructurings by Creditors (Subtopic 310-4): Reclassification of Residential Real Estate Collateralized Consumer Mortgage Loans upon Foreclosure. The amendment clarifies that an in-substance repossession or foreclosure occurs, and a creditor is considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan, either upon (1) the creditor obtaining legal title to the residential real estate property upon completion of a foreclosure or (2) the borrower conveying all interest in the residential real estate property to the creditor to satisfy that loan through completion of a deed in lieu of foreclosure or through a similar legal agreement. The amendment also requires interim and annual disclosure of both (1) the amount of foreclosed residential real estate property held by the creditor and (2) the recorded investment in consumer mortgage loans collateralized by residential real estate property that are in the process of foreclosure according to local requirements of the applicable jurisdiction. Companies should apply this amendment for fiscal years and interim periods beginning after December 15, 2014. The Company adopted the new guidance during the first quarter of 2014. The adoption did not have a material impact on the Company’s consolidated financial statements. Disclosures are included in Note 6.

Certificates of Deposit

Certificates of Deposit

Prior to January 1, 2016, the Company included its investments in certificates of deposit on the consolidated balance sheets in securities available-for sale, at fair value. Effective January 1, 2016, the Company is presenting certificates of deposit separately on the consolidated balance sheets and removing them from the available-for-sale category. As of December 31, 2015, the unrealized gain related to the certificates of deposit included in securities available-for-sale was $31 thousand and the tax effected unrealized gain included in accumulated other comprehensive income was $20 thousand. The unrealized gain and related impact were reversed the first quarter of 2016.